Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2013
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.                               Supplemental Cash Flow Information

Cash paid for income taxes was $3,066, $2,032 and $2,572 for the years ended November 30, 2013, 2012 and 2011, respectively. Cash received from income tax refunds was $1,550, $0 and $0 for the years ended November 30, 2013, 2012 and 2011, respectively.